Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 288	$ 287
Accumulated depreciation	176	244
Net book value	112	43
Office Equipment [Member]
Cost	55	40
Accumulated depreciation	8	34
Net book value	47	6
Computer Equipment [Member]
Cost	149	170
Accumulated depreciation	130	144
Net book value	19	26
Field Equipment [Member]
Cost	39	36
Accumulated depreciation	33	30
Net book value	6	6
Building [Member]
Cost	45	41
Accumulated depreciation	5	36
Net book value	$ 40	$ 5